SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Fair value measurements) - USD ($)	Jul. 31, 2026	Oct. 31, 2025
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Embedded derivative liabilities	$ 0	$ 0
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Embedded derivative liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Embedded derivative liabilities	$ 1,655,559	$ 39,543